10-Q COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Other expense	$ 53,028	$ 210,432	$ 146,443	$ 347,013
Expense Support Agreement | Variable Interest Entity, Not Primary Beneficiary
Other Commitments [Line Items]
Other expense	$ 0	$ 29,721	$ (144,721)	$ (347,013)